GuidePath Absolute Return Allocation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 98.9%	Shares	Value
Alternative Funds - 1.0%
ProShares Investment Grade-Interest Rate Hedged ETF	26,834	$2,047,638

Domestic Equity - 2.5%
DoubleLine Shiller Enhanced CAPE - Class I	356,265	5,162,284

Domestic Fixed Income Funds - 86.1%
Blackrock Flexible Income ETF(a)	58,975	3,078,495
BlackRock Low Duration Bond Portfolio - Class Institutional	1,656,986	14,879,732
DoubleLine Core Fixed Income Fund - Class I	506,467	4,608,854
DoubleLine Flexible Income Fund - Class I	866,581	7,469,925
DoubleLine Low Duration Bond Fund - Class I	1,558,601	14,931,398
DoubleLine Total Return Bond Fund - Class I	2,371,880	20,516,764
iShares High Yield Systematic Bond ETF(a)	110,675	5,139,747
Schwab Short-Term U.S. Treasury ETF(a)	513,191	24,699,883
SPDR Bloomberg Investment Grade Floating Rate ETF	784,229	24,193,465
SPDR Portfolio Short Term Treasury ETF	71,287	2,058,056
T Rowe Price Institutional Floating Rate Fund - Class I	811,847	7,680,076
Vanguard High-Yield Corporate Fund - Class Admiral	3,439,719	18,471,290
Vanguard Mortgage-Backed Securities ETF(a)	406,669	18,462,773
Vanguard Short-Term Corporate Bond ETF(a)	53,173	4,108,943
Vanguard Total Bond Market ETF	92,262	6,647,477
		176,946,878

Emerging Markets Fixed Income Funds - 5.7%
Vanguard Emerging Markets Government Bond ETF(a)	185,841	11,691,257

Opportunistic Fixed Income Funds - 3.6%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	794,010	7,447,812
TOTAL INVESTMENT COMPANIES (Cost $202,379,886)		203,295,869

SHORT-TERM INVESTMENTS - 23.9%
Investments Purchased with Proceeds from Securities Lending - 23.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(b)	47,229,507	47,229,507

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(b)	1,770,476	1,770,476
TOTAL SHORT-TERM INVESTMENTS (Cost $48,999,983)		48,999,983

TOTAL INVESTMENTS - 122.8% (Cost $251,379,869)		$252,295,852
Liabilities in Excess of Other Assets - (22.8)%		(46,892,074)
TOTAL NET ASSETS - 100.0%		$205,403,778

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $45,979,783 which represented 22.4% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.